Investments in joint venture and affiliates (Details) ¥ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2011 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥) MW	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Jul. 31, 2014	Jun. 30, 2014	Dec. 31, 2012 CNY (¥)
Investment in a joint venture
Loss/(income) from equity method investments			¥ 147	¥ (2,147)	¥ 441
Amount due from related parties-short term			73,509	45,654
Swap of accounts receivable from third party customers for equity method investment				39,498
Investments in subsidiaries			69,022	¥ 55,169
Rich Energy
Investment in a joint venture
Contribution to capital injection			56,000
JA MEMC
Investment in a joint venture
Loss/(income) from equity method investments					441
Other-than-temporary impairment charge					0
Percentage of interest acquired								50.00%
JA MEMC | JA Solar Technology Yangzhou Co., Ltd. ("JA Yangzhou")
Investment in a joint venture
Capital contribution to joint venture	¥ 96,211
Ownership in joint venture (as a percent)	50.00%
Datang Angli
Investment in a joint venture
Ownership in joint venture (as a percent)				29.16%
Loss/(income) from equity method investments			15	¥ 44
Amount due from related parties-short term						¥ 47,000			¥ 47,000
Swap of accounts receivable from third party customers for equity method investment			39,498	39,498
Amount receivable from related party reserved						47,000
Gain on receipt of reserved related party receivable						¥ 39,500
Allowance of difference between actual receivable and fair value of receivable				7,500
Lincheng
Investment in a joint venture
Ownership in joint venture (as a percent)						100.00%	20.00%
Contribution to capital injection			14,000		16,600,000
Investments in subsidiaries			29,465	15,627
Modules sold			162,516	92,158	115,382
Cost of modules sold			112,502	71,993	100,002
Share of unrealized profit (in percent)		20.00%
Share of unrealized profit		¥ 3,076,000	10,003,000	4,033
Net profit generated from equity investment			¥ 9,841	¥ 6,136	0
Lincheng | JA Solar Technology Yangzhou Co., Ltd. ("JA Yangzhou")
Investment in a joint venture
Capacity of power plant under development | MW			100
Lincheng | Rich Energy
Investment in a joint venture
Ownership in joint venture (as a percent)							80.00%
Contribution to capital injection					¥ 66,400,000